Taxes Schedule of Deferred Taxes in the Balance Sheet (Details) - USD ($) $ in Millions	Jan. 31, 2017	Jan. 31, 2016
ASSETS
Asset subtotals	$ 7,359	$ 7,202
Liabilities [Abstract]
Liability subtotals	2,768	1,853
Other assets and deferred charges
ASSETS
Other assets and deferred charges	1,565	1,504
Deferred income taxes and other
Liabilities [Abstract]
Deferred income taxes and other	$ 4,333	$ 3,357